Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Minimum contractual future revenues
2025 (excluding the six months ended June 30, 2025)	$ 178,012
2026	276,179
2027	208,762
2028	115,621
2029	72,190
2030 and thereafter	44,439
Total	$ 895,203